Details of Significant Accounts - Leasing arrangements, additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details of Significant Accounts
Cash outflow for leases	$ 848	$ 793	$ 606
Interest expense - lease liabilities	8	9	9
Expense on short-term lease contracts	383	391	292
Repayments of principal portion of lease liabilities	$ 457	$ 393	$ 305